Reverse Recapitalization	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization
Reverse Recapitalization

3. Reverse Recapitalization

On the Closing Date, HCM II consummated the transactions set forth by the Business Combination Agreement dated March 26, 2025 with TEDI and Merger Sub. Upon closing, Merger Sub merged with and into TEDI, with TEDI surviving as a wholly owned subsidiary of the Company. The Transactions were accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting:

●	TEDI is treated as the accounting acquirer.
●	The transaction is equivalent to the issuance of shares by TEDI for the net monetary assets of the Company, accompanied by a recapitalization.
●	No goodwill or other intangible assets were recorded. The net assets of the Company were recorded at historical cost.

HCM II did not meet the definition of a “business” pursuant to ASC 805-10-55, Business Combinations (“ASC 805”), and thus, for accounting purposes, the Business Combination was accounted for as a reverse recapitalization, within the scope of ASC 805. The net assets of HCM II were stated at historical cost, with no goodwill or other intangible assets recorded. There was no excess of the fair value of shares issued to HCM II over the fair value of HCM II’s identifiable net assets acquired.

Accordingly the consolidated financial statements prior to the Closing Date represent those of TEDI, while the equity structure (i.e., number and type of shares outstanding) reflects the legal capital structure of the Company after the Business Combination, retroactively adjusted to reflect the Exchange Ratio of 44.7029 as of the earliest presented period, in this case, January 1, 2024.

Upon closing of the Business Combination:

●	An aggregate of 48,028,812 shares of common stock were issued to TEDI securityholders, including holders of convertible notes.
●	Preferred shares of TEDI converted into common stock pursuant to the terms of TEDI’s governing documents.
●	TEDI’s convertible notes were converted into common stock in accordance with their contractual terms.
●	Outstanding options, warrants, and restricted stock units of TEDI were assumed and converted into comparable awards exercisable for or settled in common stock based on the Exchange Ratio.
●	In connection with the shareholder vote approving the Business Combination, 7,390 public shares were redeemed for approximately $77,890.

PIPE Financing

Concurrently with the closing of the Business Combination, the Company consummated a private placement (the “PIPE”) pursuant to which it issued 5,000,000 shares of common stock at $10.00 per share, resulting in gross proceeds of $50.0 million.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows for the year ended December 31, 2025:

Cash-trust and cash, net of redemptions	$243,066,977
Add: proceeds from issuance of shares from PIPE investors	49,500,000
Less: transaction costs and professional fees, paid	(22,305,729)
Net proceeds from the Business Combination	$270,261,248

The following table provides a reconciliation of the common and exchangeable shares as of December 31, 2025:

TEDI existing shares at closing date:
Preferred Series A shares	200,592
Common shares	784,831
Total TEDI shares at closing date	985,423
Total TEDI shares at closing date - recasted	44,051,295
Conversion of convertible notes to common shares	3,977,517
Issuance of shares to PIPE investors	5,000,000
Issuance of shares to HCM II	28,742,610
Total recapitalized common shares at December 31, 2025	81,771,422

TEDI existing exchangeable shares at closing date:
Preferred exchangeable shares	6,200
Common exchangeable shares	530,924
Total TEDI exchangeable shares at closing date	537,124
Total TEDI exchangeable shares at closing date - recasted	24,011,017

Conversion of preferred exchangeable shares to exchangeable shares	277,158
Conversion of common exchangeable shares to exchangeable shares	23,733,859
Total recapitalized exchangeable shares at December 31, 2025	24,011,017

The below table represents the amount of the Company’s transaction expenses included in the financial statements for the year ended December 31, 2025:

December 31, 2025
Professional fees	$14,324,981
Legal expenses	7,980,748
Total transaction costs	$22,305,729